Equity Method Investments (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jun. 15, 2012	Oct. 07, 2011
Bison Drilling
Schedule of Equity Method Investments
Ownership interest	22.00%
Distribution of equity method investment between entities under common control	$ 6,437
Muskie Holdings
Schedule of Equity Method Investments
Ownership interest	33.00%	48.60%
Distribution of equity method investment between entities under common control	4,067
Amount paid for land and the value of property contributed		$ 4,200